Fair Value (Additional Information) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities	$ 612,569		$ 612,569		$ 587,602	$ 516,844
Loan held for sale, at fair value	19,435		19,435		16,641	21,485
Contractual principal balance of Loan held for sale	19,197		19,197		16,413	21,225
Difference in amount of loan held for sale	238		238		228	260
Impaired loans, carrying amount	6,429		6,429		8,274	9,729
Valuation allowance for loans losses	4,308		4,308		5,411	4,911
Provision for Loan Losses	270		379		2,230	4,226
Other real estate, carrying value	723		723		150	250
Maturity duration of short-term borrowing					90 days
Cost of Real Estate Sales	94		301		100	150
Interest Income Securities Measured At Fair Value					1
Servicing Asset at Fair Value, Other Changes in Fair Value					155
ProvisionForLoanAndLeaseLosses	(200)	391	150	1,081	2,412	6,800	5,225
ProvisionForLoanLeaseAndOtherLosses				633
Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities		7,665		7,665
Fair Value, Measurements, Recurring [Member] | Obligations of State and Political Subdivisions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities	78,765		78,765		76,485	64,799
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities	764		764		733	684
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities	11,792		11,792		12,522	5,433
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Obligations of State and Political Subdivisions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities	11,439		11,439		12,169	4,075
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Equity Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities	$ 353		$ 353		$ 353	$ 353